Condensed Financial Statements of Parent Company - Additional Information (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Restricted Net Assets Disclosure [Line Items]
Long-term investments	¥ 1,416	$ 222	¥ 82,889
Current assets [Member]
Restricted Net Assets Disclosure [Line Items]
Due from affiliate current			3,600,000
Non current assets [Member]
Restricted Net Assets Disclosure [Line Items]
Long-term investments			27,600
Current liabilities [Member]
Restricted Net Assets Disclosure [Line Items]
Due to affiliate current			153,500
Non current liabilities [Member]
Restricted Net Assets Disclosure [Line Items]
Investment deficit of affiliates non current			¥ 3,500,000